Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2022 and at 31 December 2021 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	EUR million
	30-06-2022	31-12-2021
Provisions for taxes	678	564
Provisions for employment-related proceedings (Brazil)	381	328
Provisions for other legal proceedings	1,183	1,104
Provision for customer remediation	351	745
Regulatory framework-related provisions	18	36
Provision for restructuring	683	749
Other	957	897
	4,251	4,423